John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.9%		$321,502,424
(Cost $211,269,913)
Consumer discretionary 10.0%		32,567,579
Automobile components 1.4%
Dorman Products, Inc. (A)	21,917	3,067,942
Fox Factory Holding Corp. (A)	51,061	1,658,461
Diversified consumer services 2.4%
Grand Canyon Education, Inc. (A)	46,744	7,693,595
Hotels, restaurants and leisure 0.8%
First Watch Restaurant Group, Inc. (A)	35,594	679,489
Krispy Kreme, Inc.	162,480	1,790,530
Household durables 1.9%
TopBuild Corp. (A)	15,837	6,186,566
Specialty retail 2.9%
Lithia Motors, Inc.	13,717	5,307,107
Revolve Group, Inc. (A)	114,415	4,128,093
Textiles, apparel and luxury goods 0.6%
Oxford Industries, Inc.	24,718	2,055,796
Energy 5.5%		17,845,210
Energy equipment and services 1.2%
ChampionX Corp.	123,323	3,816,847
Oil, gas and consumable fuels 4.3%
Magnolia Oil & Gas Corp., Class A	156,058	4,329,049
Matador Resources Company	70,710	4,243,307
Permian Resources Corp.	348,404	5,456,007
Financials 10.4%		33,731,235
Banks 2.2%
Ameris Bancorp	46,435	3,263,452
Pinnacle Financial Partners, Inc.	30,249	3,844,950
Capital markets 5.5%
Houlihan Lokey, Inc.	35,090	6,635,168
PJT Partners, Inc., Class A	41,495	6,944,603
Stifel Financial Corp.	37,581	4,351,880
Financial services 1.6%
Flywire Corp. (A)	221,259	5,024,792
Insurance 1.1%
Bowhead Specialty Holdings, Inc. (A)	99,522	3,666,390
Health care 27.6%		89,739,412
Biotechnology 14.9%
Arcutis Biotherapeutics, Inc. (A)	161,671	2,108,190
BioCryst Pharmaceuticals, Inc. (A)	343,853	2,578,898
Crinetics Pharmaceuticals, Inc. (A)	79,606	4,553,463
Halozyme Therapeutics, Inc. (A)	66,142	3,188,044
Insmed, Inc. (A)	59,567	4,477,056
Ionis Pharmaceuticals, Inc. (A)	77,525	2,769,968
Krystal Biotech, Inc. (A)	18,170	3,587,121
SpringWorks Therapeutics, Inc. (A)	108,320	4,493,114
Travere Therapeutics, Inc. (A)	169,964	3,197,023
Ultragenyx Pharmaceutical, Inc. (A)	81,010	3,858,506
Vera Therapeutics, Inc. (A)	97,138	4,832,616
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	93,046	$3,996,326
Vericel Corp. (A)	83,530	4,856,434
Health care equipment and supplies 3.6%
Artivion, Inc. (A)	104,567	3,086,818
AtriCure, Inc. (A)	116,519	4,213,327
Globus Medical, Inc., Class A (A)	51,880	4,441,447
Health care providers and services 3.2%
Acadia Healthcare Company, Inc. (A)	54,224	2,203,121
HealthEquity, Inc. (A)	41,617	4,225,790
US Physical Therapy, Inc.	41,172	4,066,147
Life sciences tools and services 2.7%
Azenta, Inc. (A)	89,047	4,114,862
Medpace Holdings, Inc. (A)	13,269	4,519,819
Pharmaceuticals 3.2%
Intra-Cellular Therapies, Inc. (A)	53,707	4,600,005
Phathom Pharmaceuticals, Inc. (A)	229,940	2,039,568
Supernus Pharmaceuticals, Inc. (A)	102,044	3,731,749
Industrials 21.1%		68,482,325
Aerospace and defense 2.1%
Cadre Holdings, Inc.	80,540	2,689,231
Hexcel Corp.	66,940	4,243,327
Building products 1.4%
Gibraltar Industries, Inc. (A)	62,242	4,508,810
Commercial services and supplies 1.0%
Interface, Inc.	126,548	3,359,849
Construction and engineering 2.1%
Sterling Infrastructure, Inc. (A)	34,028	6,616,745
Ground transportation 0.8%
Schneider National, Inc., Class B	80,723	2,713,100
Machinery 8.0%
Columbus McKinnon Corp.	69,980	2,749,514
Enerpac Tool Group Corp.	66,100	3,189,986
Gates Industrial Corp. PLC (A)	252,203	5,588,818
RBC Bearings, Inc. (A)	16,487	5,524,959
SPX Technologies, Inc. (A)	50,530	8,915,513
Professional services 2.9%
CACI International, Inc., Class A (A)	10,468	4,814,024
Exponent, Inc.	46,697	4,609,461
Trading companies and distributors 2.8%
Applied Industrial Technologies, Inc.	12,890	3,541,141
SiteOne Landscape Supply, Inc. (A)	35,353	5,417,847
Information technology 18.0%		58,385,894
Communications equipment 0.9%
Viavi Solutions, Inc. (A)	282,972	2,812,742
Electronic equipment, instruments and components 3.3%
Advanced Energy Industries, Inc.	35,262	4,056,540
Novanta, Inc. (A)	38,760	6,472,145
Semiconductors and semiconductor equipment 4.9%
Allegro MicroSystems, Inc. (A)	149,473	3,248,048
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	53,543	$7,111,581
Power Integrations, Inc.	28,382	1,859,305
Silicon Laboratories, Inc. (A)	34,632	3,832,031
Software 8.9%
Appfolio, Inc., Class A (A)	16,764	4,253,865
CyberArk Software, Ltd. (A)	30,195	9,768,384
Intapp, Inc. (A)	154,154	9,642,332
The Descartes Systems Group, Inc. (A)	45,597	5,328,921
Materials 4.0%		13,105,679
Chemicals 4.0%
Avient Corp.	104,030	5,331,538
Balchem Corp.	25,832	4,663,193
Quaker Chemical Corp.	19,727	3,110,948
Real estate 2.3%		7,645,090
Hotel and resort REITs 1.2%
Ryman Hospitality Properties, Inc.	35,020	4,105,745
Industrial REITs 1.1%
STAG Industrial, Inc.	96,204	3,539,345

	Yield (%)	Shares	Value
Short-term investments 0.7%			$2,275,700
(Cost $2,275,700)
Short-term funds 0.7%			2,275,700
State Street Institutional Treasury Money Market Fund, Premier Class	4.5634(B)	2,275,700	2,275,700

Total investments (Cost $213,545,613) 99.6%	$323,778,124
Other assets and liabilities, net 0.4%	1,256,480
Total net assets 100.0%	$325,034,604

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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